Goodwill - Additional Information (Detail) $ in Thousands								12 Months Ended
		Sep. 15, 2016 USD ($)		Dec. 04, 2015 USD ($) Patient Site	Mar. 25, 2015 USD ($)	Feb. 27, 2015 USD ($)	May 07, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	[1]	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Goodwill								$ 616,088	$ 588,434		$ 463,324
Clinical Research Management Inc.
Business Acquisition [Line Items]
Goodwill		$ 34,576	[2]					34,576
Net cash outflow		52,400
Other liabilities assumed		9,200
Maximum additional consideration that might be payable		12,000
Fair Value of the deferred consideration on acquisition		6,000
Cash consideration		$ 52,396
PMG
Business Acquisition [Line Items]
Goodwill	[3]			$ 48,728
Other liabilities assumed				10,060
Cash consideration				$ 53,681				$ 1,613
Number of clinical research sites acquired | Site				48
Working capital adjustment				$ 1,613
PMG | Minimum
Business Acquisition [Line Items]
Number of active patients via electronic medical records acquired | Patient				2,000,000
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Goodwill	[4]					$ 92,084
Net cash outflow						116,002
Other liabilities assumed	[5]					11,283
Cash consideration						108,717
Cash consideration, net of working capital adjustment						104,719
Working capital adjustment						$ 3,998
Aptiv Solutions
Business Acquisition [Line Items]
Goodwill	[6]						$ 125,627
Cash consideration							143,500
Working capital adjustment					$ 1,964		$ 1,964
Percentage of common stock acquired							100.00%
Adjustments to cash consideration	[7]						$ 22,399

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).
[2]	Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible.
[3]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. In finalizing the goodwill on acquisition of PMG in the twelve month period from acquisition, fair value adjustments were made to deferred tax liabilities ($3.1 million), accounts receivable acquired ($1.4 million), other liabilities ($1.2 million) and the value of the customer list and order backlog assets acquired ($0.4 million). Additional consideration of $1.6 million was provided on completion of the contractual working capital process.
[4]	Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry. Goodwill related to the US portion of the business acquired is tax deductible.
[5]	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities at the acquisition date which have subsequently been discharged.
[6]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. Goodwill related to the US portion of the business acquired is tax deductible.
[7]	Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been paid.